INVENTORY (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORY [Abstract]
Inventory
	December 31,
	2013	2014
	US$	US$
Mobile devices	8,371	13,125
Others	81	96
Inventory impairment	(9)	(86)
Total	8,443	13,135